Income Tax	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Income Tax
27.	INCOME TAX

a.	Income tax expense recognized in profit or loss
Income tax expense consisted of the following:

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Current income tax expense
Current tax expense recognized in the current year	$87,452.7	$107,694.4	$190,022.2
Income tax adjustments on prior years	(7,589.4)	(14,539.5)	(19,413.0)
Other income tax adjustments	150.2	152.2	206.1

	80,013.5	93,307.1	170,815.3

Deferred income tax benefit
The origination and reversal of temporary differences	(6,275.2)	(17,530.0)	(24,714.5)
Investment tax credits	—	(5,621.7)	4,676.7

	(6,275.2)	(23,151.7)	(20,037.8)

Income tax expense recognized in profit or loss	$73,738.3	$70,155.4	$150,777.5

A reconciliation of income before income tax and income tax expense recognized in profit or loss was as follows:

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Income before tax	$584,746.3	$663,036.0	$1,144,072.2

Income tax expense at the statutory rate	$118,831.3	$134,595.2	$231,776.1
Tax effect of adjusting items:
Nondeductible items in determining taxable income	1,015.9	11,279.5	12,309.8
Tax-exempt income	(65,988.1)	(89,852.9)	(157,955.9)
Additional income tax under the Alternative Minimum Tax Act	18,872.8	32,852.7	61,578.0
Additional income tax on unappropriated earnings	14,747.3	18,849.5	42,336.8
The origination and reversal of temporary differences	(6,275.2)	(17,530.0)	(24,714.5)
Income tax credits	(26.5)	(5,651.3)	4,654.1

	81,177.5	84,542.7	169,984.4
Income tax adjustments on prior years	(7,589.4)	(14,539.5)	(19,413.0)
Other income tax adjustments	150.2	152.2	206.1

Income tax expense recognized in profit or loss	$73,738.3	$70,155.4	$150,777.5

The income tax adjustments on prior years were primarily due to the difference between the actual and estimated income tax on unappropriated earnings.
For the years ended December 31, 2020, 2021 and 2022, the Company applied a tax rate of 20% for entities subject to the R.O.C. Income Tax Law; for other jurisdictions, taxes are calculated using the applicable tax rate for each individual jurisdiction.

b.	Deferred income tax balance
The analysis of deferred income tax assets and liabilities was as follows:

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$34,720.7	$45,299.3
Refund liability	5,986.2	12,089.5
Unrealized exchange losses	—	5,782.4
Unrealized loss on inventories	899.0	2,305.3
Net defined benefit liability	1,237.1	1,722.0
Investment tax credits	5,621.7	945.0
Deferred compensation cost	374.0	361.2
Others	315.2	681.2

	$49,153.9	$69,185.9

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(706.3)	$—
Others	(1,167.6)	(1,031.4)

	$(1,873.9)	$(1,031.4)

	Year Ended December 31, 2020
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$13,547.2	$5,824.0	$—	$(16.8)	$19,354.4
Refund liability	2,150.4	1,606.1	—	(1.4)	3,755.1
Net defined benefit liability	1,016.3	(96.3)	422.1	—	1,342.1
Unrealized loss on inventories	469.4	391.1	—	(2.0)	858.5
Deferred compensation cost	323.1	27.4	—	(20.2)	330.3
Others	422.0	(91.6)	0.6	(13.2)	317.8

	$17,928.4	$7,660.7	$422.7	$(53.6)	$25,958.2

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(333.6)	$(532.9)	$—	$—	$(866.5)
Others	(10.8)	(852.6)	—	—	(863.4)

	$(344.4)	$(1,385.5)	$—	$—	$(1,729.9)

	Year Ended December 31, 2021
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$19,354.4	$15,365.7	$—	$0.6	$34,720.7
Refund liability	3,755.1	2,231.5	—	(0.4)	5,986.2
Investment tax credits	—	5,621.7	—	—	5,621.7
Net defined benefit liability	1,342.1	(75.9)	(29.1)	—	1,237.1
Unrealized loss on inventories	858.5	41.0	—	(0.5)	899.0
Deferred compensation cost	330.3	49.2	—	(5.5)	374.0
Others	317.8	59.1	(56.2)	(5.5)	315.2

	$25,958.2	$23,292.3	$(85.3)	$(11.3)	$49,153.9

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(866.5)	$160.2	$—	$—	$(706.3)
Others	(863.4)	(300.8)	(3.4)	—	(1,167.6)

	$(1,729.9)	$(140.6)	$(3.4)	$—	$(1,873.9)

	Year Ended December 31, 2022
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$34,720.7	$10,552.2	$—	$26.4	$45,299.3
Refund liability	5,986.2	6,100.8	—	2.5	12,089.5
Unrealized exchange losses	—	5,782.4	—	—	5,782.4
Unrealized loss on inventories	899.0	1,402.2	—	4.1	2,305.3
Net defined benefit liability	1,237.1	(249.1)	734.0	—	1,722.0
Investment tax credits	5,621.7	(4,676.7)	—	—	945.0
Deferred compensation cost	374.0	(48.2)	—	35.4	361.2
Others	315.2	334.9	—	31.1	681.2

	$49,153.9	$19,198.5	$734.0	$99.5	$69,185.9

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(706.3)	$706.3	$—	$—	$—
Others	(1,167.6)	133.0	6.0	(2.8)	(1,031.4)

	$(1,873.9)	$839.3	$6.0	$(2.8)	$(1,031.4)

c.	The deductible temporary differences for which no deferred income tax assets have been recognized
As of December 31, 2021 and 2022, the aggregate deductible temporary differences for which no deferred income tax assets have been recognized amounted to NT$66,431.3 million and NT$26,790.9 million, respectively.

d.	Unused tax-exemption information
As of the end of reporting period, the profits generated from the following project of TSMC are exempt from income tax for a five-year period:

Tax-exemption Period
Construction and expansion of 2009 by TSMC	2018 to 2022

e.	The information of unrecognized deferred income tax liabilities associated with investments
As of December 31, 2021 and 2022, the aggregate taxable temporary differences associated with investments in subsidiaries not recognized as deferred income tax liabilities amounted to NT$177,552.8 million and NT$222,682.6 million, respectively.

f.	Income tax examination
The tax authorities have examined income tax returns of TSMC through 2020. All investment tax credit adjustments assessed by the tax authorities have been recognized accordingly.